Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S. operations		$ (75,325)	$ (85,954)
Non-U.S. operations		(19,470)	(46,823)
Total loss before income taxes		(94,795)	(132,777)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax (benefit) provision - federal		(4,145)	(16,970)
Current tax (benefit) provision - state		232	(592)
Current tax (benefit) provision - foreign		80	(2,849)
Total current tax (benefit) expenses		(3,833)	(20,411)
Deferred Income Tax Benefit, Continuing Operations [Abstract]
Deferred tax benefit - federal		(1,660)	(5,785)
Deferred tax benefit - state		(190)	(719)
Deferred tax benefit - foreign		(99)	689
Total deferred tax benefit		(1,949)	(5,815)
Total benefit for income taxes		$ (5,782)	$ (26,226)
Osmotica Pharmaceuticals Plc [Member] | Osmotica Holdings SCSp [Member]
Income Tax Disclosure [Line Items]
Ownership interest (as a percent)	50.00%
Vertical/Trigen Holdings, LLC [Member] | Osmotica Holdings SCSp [Member]
Income Tax Disclosure [Line Items]
Ownership interest (as a percent)	50.00%